Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Development of Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Development of Provisions [Line Items]
Balance beginning	€ 20,725	€ 8,775
Current	5,586	16,212
Non-current	2,132	4,513
Total	7,717	20,725
Added	6,798	17,604
Unwind of discount	56	21
Utilized	(7,512)	(5,586)
Reversal	(12,350)	(90)
Balance ending	7,717	20,725
Warranties [Member]
Schedule of Development of Provisions [Line Items]
Balance beginning	9,103	8,244
Current	5,424	5,229
Non-current	1,498	3,875
Total	6,922	9,103
Added	6,624	6,434
Unwind of discount	43	14
Utilized	(5,128)	(5,576)
Reversal	(3,719)	(14)
Balance ending	6,922	9,103
Onerous contracts [Member]
Schedule of Development of Provisions [Line Items]
Balance beginning	10,983	11
Current	162	10,983
Non-current
Total	162	10,983
Added	162	10,973
Unwind of discount
Utilized	(2,369)
Reversal	(8,614)
Balance ending	162	10,983
Archiving costs [Member]
Schedule of Development of Provisions [Line Items]
Balance beginning	12	16
Current
Non-current	13	12
Total	13	12
Added	1
Unwind of discount
Utilized
Reversal		(4)
Balance ending	13	12
Miscellaneous provisions [Member]
Schedule of Development of Provisions [Line Items]
Balance beginning	626	505
Current
Non-current	620	626
Total	620	626
Added	12	197
Unwind of discount	13	7
Utilized	(14)	(10)
Reversal	(16)	(73)
Balance ending	€ 620	€ 626